Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

AB VPS Small Cap Growth Portfolio

Supplement dated August 6, 2015 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AB VPS Small Cap Growth Portfolio (the “Portfolio”).

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Effective August 10, 2015, the Portfolio will re-open to new investors. Accordingly, effective August 10, 2015, the Prospectus is amended as follows:

AB VPS Small Cap Growth Portfolio

The introductory paragraph in the Summary Information in the Prospectuses is deleted in its entirety.

*         *         *         *

AB Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

AB VPS Small Cap Growth Portfolio

Supplement dated August 6, 2015 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AB VPS Small Cap Growth Portfolio (the “Portfolio”).

*         *         *         *

Effective August 10, 2015, the Portfolio will re-open to new investors. Accordingly, effective August 10, 2015, the Prospectus is amended as follows:

AB VPS Small Cap Growth Portfolio

The introductory paragraph in the Summary Information in the Prospectuses is deleted in its entirety.

*         *         *         *